UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: December 31, 2011

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Anne K. Hill
                            Title: Assistant General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

     /s/ Anne K. Hill                Dallas, TX            February 14, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 72
                      Form 13F Information Table Value Total: $7,189,482
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

AEROPOSTALE                COM        007865108   104,506    6,852,869   SH             SOLE                 6,852,869    0      0
AMAZON COM INC             COM        023135106    79,012      456,452   SH             SOLE                   456,452    0      0
AMDOCS LTD                 ORD        G02602103   182,843    6,408,781   SH             SOLE                 6,408,781    0      0
ANHEUSER BUSCH
INBEV SA/NV           SPONSORED ADR   03524A108    36,910      605,178   SH             SOLE                   605,178    0      0
APOLLO GROUP INC           CL A       037604105   257,744    4,784,562   SH             SOLE                 4,784,562    0      0
APPLE INC                  COM        037833100   279,463      690,033   SH             SOLE                   690,033    0      0
AVAGO TECHNOLOGIES
LTD                        SHS        Y0486S104   198,362    6,873,243   SH             SOLE                 6,873,243    0      0
AVERY DENNISON
CORP                       COM        053611109   147,439    5,140,821   SH             SOLE                 5,140,821    0      0
BANCO SANTANDER
CHILE NEW            SP ADR REP COM   05965X109    48,070      635,000   SH             SOLE                   635,000    0      0
BANKRATE INC DEL           COM        06647F102    12,916      600,764   SH             SOLE                   600,764    0      0
BLUEFLY INC              COM NEW      096227301     7,982    3,704,101   SH             SOLE                 3,704,101    0      0
CAPITAL ONE FINL
CORP                       COM        14040H105    50,270    1,188,698   SH             SOLE                 1,188,698    0      0
CARDIOVASCULAR SYS
INC DEL                    COM        141619106       600       60,947   SH             SOLE                    60,947    0      0
CAREFUSION CORP            COM        14170T101   198,825    7,824,682   SH             SOLE                 7,824,682    0      0
CARIBOU COFFEE INC         COM        142042209     2,295      164,503   SH             SOLE                   164,503    0      0
CHINA LODGING
GROUP LTD             SPONSORED ADR   16949N109    22,979    1,618,212   SH             SOLE                 1,618,212    0      0
CIGNA CORPORATION          COM        125509109   270,881    6,449,543   SH             SOLE                 6,449,543    0      0
CITIGROUP INC            COM NEW      172967424   201,779    7,669,304   SH             SOLE                 7,669,304    0      0
CITIGROUP INC       UNIT 99/99/9999   172967416     4,455       55,000   SH             SOLE                    55,000    0      0
COGNIZANT
TECHNOLOGY SOLUTIO         CL A       192446102    52,235      812,232   SH             SOLE                   812,232    0      0
COMCAST CORP NEW           CL A       20030N101   118,946    5,016,692   SH             SOLE                 5,016,692    0      0
COMCAST CORP NEW         CL A SPL     20030N200   106,095    4,503,187   SH             SOLE                 4,503,187    0      0
COMPANHIA DE
BEBIDAS DAS AME        SPON ADR PFD   20441W203    20,634      571,743   SH             SOLE                   571,743    0      0
CORNING INC                COM        219350105   280,831   21,635,652   SH             SOLE                21,635,652    0      0
CREDICORP LTD              COM        G2519Y108    63,139      576,769   SH             SOLE                   576,769    0      0
CVS CAREMARK
CORPORATION                COM        126650100   115,365    2,828,970   SH             SOLE                 2,828,970    0      0
DOLLAR GEN CORP
NEW                        COM        256677105   113,418    2,756,879   SH             SOLE                 2,756,879    0      0
ENDO
PHARMACEUTICALS
HLDGS I                    COM        29264F205   102,143    2,958,102   SH             SOLE                 2,958,102    0      0
ETFS PLATINUM TR        SH BEN INT    26922V101    20,154      146,231   SH             SOLE                   146,231    0      0
FIRST SOLAR INC            COM        336433107   101,595    3,009,324   SH             SOLE                 3,009,324    0      0
GOOGLE INC                 CL A       38259P508   144,682      224,000   SH             SOLE                   224,000    0      0
HCA HOLDINGS INC           COM        40412C101    54,952    2,494,422   SH             SOLE                 2,494,422    0      0
HOME INNS & HOTELS
MGMT INC                 SPON ADR     43713W107    84,655    3,281,217   SH             SOLE                 3,281,217    0      0
HSN INC                    COM        404303109    24,731      682,047   SH             SOLE                   682,047    0      0
ICAD INC                   COM        44934S107       125      242,553   SH             SOLE                   242,553    0      0
IRONWOOD
PHARMACEUTICALS
INC                      COM CL A     46333X108    25,157    2,101,695   SH             SOLE                 2,101,695    0      0
JPMORGAN CHASE &
CO                         COM        46625H100   278,448    8,374,388   SH             SOLE                 8,374,388    0      0
LAS VEGAS SANDS
CORP                       COM        517834107    61,421    1,437,410   SH             SOLE                 1,437,410    0      0
MARVELL TECHNOLOGY
GROUP LTD                  ORD        G5876H105   276,725   19,980,165   SH             SOLE                19,980,165    0      0
MCKESSON CORP              COM        58155Q103   195,287    2,506,570   SH             SOLE                 2,506,570    0      0
MEDLEY CAP CORP            COM        58503F106     8,726      839,077   SH             SOLE                   839,077    0      0
NETAPP INC                 COM        64110D104   252,944    6,973,924   SH             SOLE                 6,973,924    0      0
NEWS CORP                  CL A       65248E104   166,116    9,311,440   SH             SOLE                 9,311,440    0      0
ORACLE CORP                COM        68389X105    70,756    2,758,526   SH             SOLE                 2,758,526    0      0
OWENS CORNING NEW          COM        690742101   111,269    3,874,270   SH             SOLE                 3,874,270    0      0
PACIFIC
BIOSCIENCES CALIF
IN                         COM        69404D108     9,921    3,543,333   SH             SOLE                 3,543,333    0      0
PAR PHARMACEUTICAL
COS INC                    COM        69888P106    21,372      652,980   SH             SOLE                   652,980    0      0
PENNEY J C INC             COM        708160106    69,343    1,972,781   SH             SOLE                 1,972,781    0      0
PFIZER INC                 COM        717081103   196,852    9,096,688   SH             SOLE                 9,096,688    0      0
PROGRESSIVE CORP
OHIO                       COM        743315103   170,747    8,751,750   SH             SOLE                 8,751,750    0      0
QUALCOMM INC               COM        747525103   140,969    2,577,127   SH             SOLE                 2,577,127    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SER N   780097770     3,412      304,603   SH             SOLE                   304,603    0      0
ROYAL BK SCOTLAND
GROUP PLC             SP ADR PREF M   780097796     8,761      769,225   SH             SOLE                   769,225    0      0
ROYAL BK SCOTLAND
GROUP PLC             SP ADR PREF S   780097739    16,248    1,407,947   SH             SOLE                 1,407,947    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q   780097754    18,571    1,534,814   SH             SOLE                 1,534,814    0      0
ROYAL BK SCOTLAND
GROUP PLC             SP ADR PREF T   780097713    16,035    1,255,670   SH             SOLE                 1,255,670    0      0

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

SANDERSON FARMS
INC                        COM        800013104    16,597      331,088   SH             SOLE                   331,088    0      0
SARA LEE CORP              COM        803111103   214,345   11,329,021   SH             SOLE                11,329,021    0      0
SIGNET JEWELERS
LIMITED                    SHS        G81276100    18,940      430,835   SH             SOLE                   430,835    0      0
SIRONA DENTAL
SYSTEMS INC                COM        82966C103    79,956    1,815,539   SH             SOLE                 1,815,539    0      0
SIX FLAGS ENTMT
CORP NEW                   COM        83001A102    26,052      631,715   SH             SOLE                   631,715    0      0
SLM CORP                   COM        78442P106   173,200   12,925,401   SH             SOLE                12,925,401    0      0
TERADATA CORP DEL          COM        88076W103   102,787    2,118,885   SH             SOLE                 2,118,885    0      0
TRANSDIGM GROUP
INC                        COM        893641100    55,609      581,199   SH             SOLE                   581,199    0      0
TRINA SOLAR
LIMITED                  SPON ADR     89628E104    44,684    6,689,178   SH             SOLE                 6,689,178    0      0
TYCO INTERNATIONAL
LTD                        SHS        H89128104   281,454    6,025,568   SH             SOLE                 6,025,568    0      0
URBAN OUTFITTERS
INC                        COM        917047102   203,974    7,401,082   SH             SOLE                 7,401,082    0      0
US BANCORP DEL           COM NEW      902973304    51,525    1,904,820   SH             SOLE                 1,904,820    0      0
WELLS FARGO & CO
NEW                        COM        949746101   113,665    4,124,267   SH             SOLE                 4,124,267    0      0
WET SEAL INC               CL A       961840105     6,781    2,079,996   SH             SOLE                 2,079,996    0      0
YINGLI GREEN
ENERGY HLDG CO             ADR        98584B103    24,491    6,445,119   SH             SOLE                 6,445,119    0      0
YOUKU COM INC         SPONSORED ADR   98742U100   145,311    9,273,198   SH             SOLE                 9,273,198    0      0